Employee Benefit Plans (Summary Of Shares Held In The ESOP Trust) (Details) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010 ESOP Trust [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated ESOP shares	4,393,908	4,028,784
Unreleased ESOP shares	5,564,328	1,369,353
Total ESOP shares	9,958,236	5,398,137
Fair value of unreleased ESOP shares	$ 58,759	$ 14,941